Equity (Details 1) - Restricted share units		12 Months Ended
	May 31, 2024 shares	Dec. 31, 2024 shares
Long-Term Incentive Programs and Management remuneration
Shares Allocated from Profit-Sharing Conversion		663,574
Additional Shares Granted by the Company		325,396
Total of Shares Granted	988,970	988,970
Minimum
Long-Term Incentive Programs and Management remuneration
Percentage of Profit-Sharing Program Granted	50.00%	50.00%
Company Matching Percentage		25.00%
Shares Allocated from Profit-Sharing Conversion		16,371
Additional Shares Granted by the Company		7,629
Total of Shares Granted		24,000
Maximum
Long-Term Incentive Programs and Management remuneration
Percentage of Profit-Sharing Program Granted	100.00%	100.00%
Company Matching Percentage		50.00%
Shares Allocated from Profit-Sharing Conversion		647,203
Additional Shares Granted by the Company		317,767
Total of Shares Granted		964,970